FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
19.	FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Group measures available-for-sale investments, contingent consideration payable at fair value on a recurring basis. The fair value of the available-for-sale investments are measured based on the market price in an active market.

The Group measures certain financial assets, including cost method investments and equity method investments at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2017
	Total fair value at December 31, 2017		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Fixed-rate investments	289,304	44,465	-	289,304	-	-	-
Adjustable-rate investments	89,604	13,772	-	89,604	-	-	-
Total	378,908	58,237	-	378,908	-	-	-

Fair value measurement
Recurring
Short-term investments
Investment in targeted asset management plan with fixed rate (Note 6)	100,000	15,370	-	100,000	-	-	-
Available-for-sale investments	-	-	-	-	-	733	113
Non-recurring
Long-term investments	-	-	-	-	-	28,781	4,424
Total assets measured at fair value	100,000	15,370	-	100,000	-	29,514	4,537

Fair value measurement
Recurring
Contingent consideration payable	54,550	8,384	-	-	54,550	2,384	366
Total liabilities measured at fair value	54,550	8,384	-	-	54,550	2,384	366

Assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2018
	Total fair value at December 31, 2018		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Fixed-rate investments	246,560	35,861	-	246,560	-	-	-
Adjustable-rate investments	27,580	4,011	-	27,580	-	-	-
Total	274,140	39,872	-	274,140	-	-	-

Fair value measurement
Recurring
Short-term investments
Investment in targeted asset management plan with fixed rate (Note 6)	100,000	14,544	-	100,000	-	-	-
Available-for-sale investments	-	-	-	-	-	-	-
Non-recurring
Long-term investments	98,391	14,310	98,391	-	-	149,896	21,801
Total assets measured at fair value	198,391	28,854	98,391	100,000	-	149,896	21,801

Fair value measurement
Recurring
Contingent consideration payable	-	-	-	-	-	-	-
Total liabilities measured at fair value	-	-	-	-	-	-	-

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2016, 2017 and 2018.

The Group has measured the contingent consideration payable at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the years ended December 31, 2017. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:
	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2017	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Monte Carlo simulation technique	Spot value of net income	31,698	Increase / (decrease)	Increase / (decrease)
		Volatility of net income	10.00%	Increase / (decrease)	(Decrease) / increase
		Expected annual growth rate of net income	0.00%	Increase / (decrease)	Increase / (decrease)
		Discount factor	0.95	Increase / (decrease)	(Decrease) / increase

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018:

Contingent consideration payable
RMB

Balance as of December 31, 2015	-
Recognized during the year	52,240
Balance as of December 31, 2016	52,240
Recognized during the year	2,310
Balance as of December 31, 2017	54,550
Settled during the year	(54,550)
Balance as of December 31, 2018	-
Balance as of December 31, 2018 in US$	-